Accrued Expenses (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Accrued Expenses
Clinical trial expenses	$ 1,709,542	$ 1,135,542
Other	272,088	1,223,797
Total	$ 1,981,630	$ 2,359,339